Summary of Significant Accounting Policies - Narrative (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 28, 2021 USD ($) $ / shares shares	Jun. 14, 2020	Oct. 31, 2019 shares	Sep. 30, 2021 shares	Dec. 31, 2021 USD ($) segment vote shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock split conversion ratio	0.5	25
Sale of stock, consideration received on transaction	$ 386,600,000
Payments of stock issuance costs					$ 5,302,000	$ 176,000	$ 0
Payments of other stock issuance costs	$ 5,700,000
Deferred offering costs						500,000
Foreign currency transaction gain (loss)					200,000	2,100,000	300,000
Accounts receivable, allowance for credit loss					$ 600,000	600,000	600,000
Guarantee obligations, term					six
Accumulated deficit					$ 246,564,000	67,679,000
Contract term with merchant					1 year
Capitalized contract cost, amortization period					4 years
Capitalized contract cost, impairment loss					$ 0	0	0
Chargeback expense					14,300,000	8,200,000	6,800,000
Advertising expense					5,200,000	2,100,000	4,700,000
Total share-based compensation expense					$ 33,358,000	7,945,000	11,237,000
Number of operating segments | segment					1
Number of reportable segments | segment					1
Accounting Standards Update 2016-02 | Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset								$ 37,500,000
Operating lease liability								$ 37,500,000
Series E-1
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issuance of convertible preferred stock (in shares) | shares			1,433,142	962,940	962,940
Common Class A
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock issued, conversion of convertible securities (in shares) | shares				962,940
Votes per common share | vote					1
Common Class B
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock issued, conversion of convertible securities (in shares) | shares				1,925,880
Votes per common share | vote					10
Software Development
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs					$ 3,500,000	2,100,000
Amortization of intangible assets					400,000	0	0
Cloud Computing Arrangement Implementation Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs					300,000	300,000
Amortization of intangible assets					$ 200,000	$ 100,000	$ 0
Software and Software Development Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and equipment, useful life					4 years
IPO
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	19,925,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 21.00
Payments of stock issuance costs	$ 26,200,000
Stock issued, conversion of convertible securities (in shares) | shares	32,291,470
Over-Allotment Option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	2,625,000
Restricted Stock Units (RSUs) | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period					4 years
Restricted Stock Units (RSUs) | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period					5 years
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period					6 months